Compensation Plans	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Compensation Plans

9. Compensation Plans

Stock Option

Stock option activity during the three months ended March 31, 2026 is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2025	39,003,451	$0.08	9.62	$58,598
Granted	650,000	0.92
Exercised	—	—
Forfeited and expired	—	—
Balance at March 31, 2026	39,653,451	0.09	9.38	13,031
Options vested and exercisable at March 31, 2026	2,176,432	$0.73	8.24	$—

During the three months ended March 31, 2026, the Company granted options exercisable into 650,000 shares of its Common Stock to its advisors. The stock options vest over a weighted average 2.83 year period and are exercisable at a weighted average price of $0.97 per share with an average life expiration of ten years. The total fair value of these options at the grant date was approximately $577,000, which was determined using a Black-Scholes option pricing model with the following average assumption: stock price of $0.92 per share, expected term of 6.00 years, volatility of 150%, dividend rate of 0%, and weighted average risk-free interest rate of 3.74%.

As of March 31, 2026, there was $1,849 of total unrecognized compensation cost related to unvested stock options. The Company expects to recognize the unrecognized compensation amount over a remaining weighted-average period of 3.26 years. The fair value of stock options that vested during the three months ended March 31, 2026 and 2025, was $238 and $44, respectively.

Based on a fair market value of $0.42 per share on March 31, 2026, there was no intrinsic value attributed to exercisable and unexercised Common Stock options at March 31, 2026.

Stock-Based Compensation

The following table below summarizes the classification of the Company’s stock-based compensation expense related to stock options and restricted Common Stock in the consolidated statements of operations and comprehensive loss:

	Three Months Ended March 31,
	2026	2025
Research and development	$87	$—
Sales and marketing	5	—
General and administrative	146	44
	$238	$44